Retirement Benefits Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Defined contribution plan, expense	$ 125.7	$ 96.7	$ 78.4
Accrued defined contribution plan	$ 15.1	$ 11.8